Goodwill - Summary of Changes in the Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Accumulated goodwill impairment	$ 29.6	$ 29.6	$ 28.3